Segment Reporting - Reconciliation of Segment EBITDA to Loss before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Segment EBITDA	$ (861)	$ (11,620)
Depreciation and amortization	8,661	12,490
Equity loss	5,402	(780)
Corporate and unallocated operating expenses	15,550	16,987
Unrealized foreign exchange loss	6,248	3,974
Loss on sale of assets (note 12)	703	32
Gain on deconsolidation (note 5)	(15,198)	0
Loss on sale of investment (note 8)	352	0
Impairment of long-term investment (note 8)	0	413
Loss on extinguishment	0	2,909
Interest on long-term debt and accretion of royalty payable	2,797	2,981
Interest and other income, net of bank charges	(1,161)	(2,690)
Income (loss) before income taxes	(16,861)	(48,716)
Operating Segments
Segment Reporting Information [Line Items]
Segment EBITDA	(861)	(11,620)
Depreciation and amortization	12,129	11,949
Equity loss	(1,313)	(780)
Operating Segments | Cespira
Segment Reporting Information [Line Items]
Segment EBITDA	(8,667)	0
Depreciation and amortization	3,845
Equity loss	0
Corporate
Segment Reporting Information [Line Items]
Equity loss	$ 6,715	$ 0